RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 17, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable - related party				$ 0	$ 70,228
Accrued liabilities and other payables - related parties		$ 25,481		39,927	8,587
Due to related party		450,000		450,000	97,150
Management fee related to property management				5,417
Property management fee		$ 16,251	$ 16,251	$ 43,336
Real property management agreement expire		May 04, 2019		May 04, 2019
Distribution of Avalon GloboCare Corp.'s shares to founders				$ 0	(230,000)
Wenzhao Lu [Member]
Working capital advance				0	9,000
Working capital advance from related party				20,000
Working capital advance paid				29,000
Yu Zhou [Member]
Accrued liabilities and other payables - related parties		$ 8,024		24,540
Due to related party		450,000
Meng Li [Member]
Accrued liabilities and other payables - related parties				0	309
Working capital advance				0	87,650
Working capital advance paid				87,650
David Jin [Member]
Accrued liabilities and other payables - related parties		$ 17,457		15,387	6,278
Working capital advance				0	500
Working capital advance paid				500
Avalon Heathcare Systems, Inc. | Office Lease [Member]
Monthly rent expenses	$ 1,000
Rent expense related to Office Lease				8,000	2,000
Unpaid rent expense related to Office Lease				$ 0	$ 2,000